Related Party Transactions - Schedule of Related Party Receivables and Payables (Parenthetical) (Details) - USD ($) $ in Millions	Mar. 31, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Accrued compensation payable to management and directors related parties	$ 0.3	$ 2.2
Smackover Lithium
Disclosure of transactions between related parties [line items]
Accounts payable, related parties transaction	4.0	4.0
Amounts payable related to cash collateralized letter of credit	$ 0.7	$ 0.7